RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Northern Genesis Acquisition Corp II [Member]
Schedule the impact of the restatements on the Company's financial statements

The impact of the restatements on the Company’s financial statements is reflected in the following tables.

	As Previously
	Reported	Adjustment	Restated
Balance Sheet as of January 15, 2021
Common stock subject to redemption	$365,248,533	$48,751,367	$414,000,000
Common stock shares	$1,523	$(488)	$1,035
Additional paid-in capital	$6,415,718	$(6,415,718)	$—
Accumulated deficit	$(1,417,236)	$(42,335,161)	$(43,752,397)
Total Shareholders’ Equity (Deficit)	$5,000,005	$(48,751,367)	$(43,751,362)

Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) March 31, 2021	As Previously Reported	Adjustment	As Restated
Sale of 41,400,000 Units, net of underwriting discounts	$371,629,911	$(371,629,911)	$—
Initial value of common stock subject to possible redemption at IPO date	(365,248,633)	365,248,633	—
Change in value of common stock subject to redemption	6,295,969	(6,295,969)	—
Accretion for common stock to redemption amount	—	(42,359,126)	(42,359,126)
Total stockholders’ equity (deficit)	5,000,005	(42,455,398)	(37,455,393)

Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) June 30, 2021
Change in value of common stock subject to redemption	$42,455,398	$(42,455,398)	$—
Total stockholders’ equity	(50,666,168)	—	(50,666,168)

In connection with the change in presentation for common stock subject to redemption, the Company also restated its income (loss) per share. The impact of this restatement on the Company’s financial statements is reflected in the following table: